Document and Entity Information	9 Months Ended
Jan. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Heart Test Laboratories, Inc.
Entity Central Index Key	0001468492
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	TX
Entity Primary SIC Number	3345
Entity Tax Identification Number	26-1344466
Entity Address, Address Line One	550 Reserve St
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	550 Reserve St
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Contact Personnel Name	Danielle Watson